Organization and Principal Activities (Details) ¥ in Millions					1 Months Ended		12 Months Ended
	Aug. 03, 2022 CNY (¥)	Jan. 12, 2021 USD ($)	Oct. 17, 2019 USD ($) shares	Oct. 02, 2019 USD ($) shares	Jan. 25, 2023 shares	Oct. 28, 2019 USD ($) shares	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2020	Aug. 04, 2022
Organization and Principal Activities (Details) [Line Items]
Cash paid for consideration	¥ 8		$ 2,400,000	$ 600,000
Share consideration (in Shares)			10,000,000	400,000	5,549,000
Operating and reportable segments							2	2	1
39Pu VIE Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Cash paid for consideration | $		$ 700,000		$ 2,400,000		$ 2,400,000
Share consideration (in Shares)				1,000,000		10,000,000
VIE Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest				51.00%						51.00%
Purchase Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of issued and outstanding shares	51.00%
Hunan Yi Tai Continental Holding Group Co., Ltd. [Member] | Owenership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage								100.00%
Hunan Mobile Box Technology Co., Ltd. [Member] | Owenership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage								99.00%
Futureway Investment setup Hunan Yi Tai Continental Holding Group Co., Ltd. (“Hunan Yi Tai”) [Member] | Owenership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage								100.00%
HG Capital Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Operating and reportable segments								2